CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, Authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized	25,000,000	25,000,000
Common stock, shares issued	3,270,000	3,270,000
Common stock, shares outstanding	3,270,000	3,270,000